Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Significant Segment Expense Categories

	Three Months Ended September 30		Nine Months Ended September 30
(In thousands)	2025	2024	2025	2024
ADC preclinical development	$(464)	$—	$(626)	$—
HSCT-TMA (AK901) clinical program expense	36	(477)	(70)	(1,560)
Chemistry, manufacturing and control	(21)	(459)	(69)	(3,401)
Other external development expense	(57)	(159)	(92)	(754)
Internal and other research and development expense	(227)	(303)	(981)	(1,220)
U.K. Research and Development Tax Credit	518	1,282	518	1,282
General and administrative expense	(1,324)	(1,488)	(5,129)	(5,995)
Impairment loss on other intangible assets	(5,180)	—	(5,180)	—
Merger-related costs	—	(992)	—	(2,290)
Restructuring and other costs	—	(83)	—	(1,438)
Stock-based compensation expense	(685)	(248)	(2,419)	(989)
Other segment items (1)	(84)	32	960	346
Deferred tax benefit	1,088	—	1,088	—
Net loss	$(6,400)	$(2,895)	$(12,000)	$(16,019)

(1)	Other segment items include interest income, interest expense, gain on settlement of accounts payable, loss on debt extinguishment, change in fair value of warrant liabilities, net foreign currency exchange gains (losses), loss on derivative liability, and other expense, net as reported in the Company’s condensed consolidated statements of operations and comprehensive loss.

	Year Ended December 31,
(In thousands)	2024	2023
HSCT-TMA (AK901) program expense	$(1,896)	$(1,802)
BP (AK802) program expense	—	1,073
ADC preclinical development	(47)	—
Chemistry, manufacturing and control	(3,497)	(2,684)
Other external development expense	(837)	(1,498)
Internal and other research and development expense	(129)	(386)

General and administrative expense	(8,281)	(10,359)

Merger-related expense	(3,273)	—

Restructuring and other expense	(1,438)	—

Stock-based compensation expense	(2,245)	(1,150)

Other segment items (1)	1,852	6,798

Net loss	$(19,791)	$(10,008)

(1)	Other segment items include interest income, interest expense, change in fair value of warrant liabilities, net foreign currency exchange gains (losses) and other expense, net as reported on the consolidated statements of operations and comprehensive loss.